Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000057839
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	RPIFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2015	996,112	994,541	992,483
2015	986,482	998,790	977,489
2016	976,783	1,016,421	955,462
2016	1,020,521	1,029,949	1,012,340
2016	1,038,016	1,053,876	1,034,597
2016	1,050,511	1,020,480	1,054,837
2017	1,069,315	1,030,806	1,079,693
2017	1,078,875	1,046,207	1,089,295
2017	1,085,165	1,059,067	1,096,209
2017	1,096,682	1,053,280	1,109,051
2018	1,110,028	1,036,013	1,127,175
2018	1,117,573	1,042,288	1,137,212
2018	1,131,496	1,047,954	1,152,302
2018	1,129,909	1,039,144	1,149,801
2019	1,147,029	1,068,852	1,167,199
2019	1,161,965	1,108,998	1,182,112
2019	1,175,928	1,154,556	1,190,197
2019	1,187,784	1,151,280	1,196,890
2020	1,188,214	1,193,723	1,208,661
2020	1,152,327	1,213,416	1,146,896
2020	1,187,956	1,229,296	1,203,054
2020	1,214,449	1,235,137	1,242,606
2021	1,247,335	1,210,239	1,283,841
2021	1,261,363	1,208,504	1,298,510
2021	1,271,191	1,228,259	1,309,817
2021	1,278,659	1,220,891	1,320,056
2022	1,285,565	1,178,238	1,326,737
2022	1,254,753	1,109,140	1,295,637
2022	1,271,833	1,086,814	1,313,993
2022	1,274,412	1,064,134	1,312,832
2023	1,317,394	1,063,691	1,362,783
2023	1,327,470	1,085,373	1,373,825
2023	1,388,505	1,073,845	1,441,770
2023	1,416,934	1,076,688	1,474,054
2024	1,462,570	1,099,082	1,524,017
2024	1,497,020	1,099,543	1,561,704
2024	1,526,453	1,152,201	1,588,132
2024	1,563,283	1,150,711	1,627,410
2025	1,585,614	1,162,919	1,649,763
2025	1,607,843	1,159,566	1,669,045

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (Institutional Class)	7.40%	6.89%	4.86%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	5.26

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,738,448,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 23,829,000
InvestmentCompanyPortfolioTurnover	107.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,738,448 Number of Portfolio Holdings318
Holdings [Text Block]
Bank Loans	87.7%
Corporate Bonds	7.9
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Cloud Software Group	2.1
HUB International	2.0
AssuredPartners	1.9
TIH Insurance Holdings	1.8
Asurion	1.7
Ellucian Holdings	1.6
UKG	1.6
Medline Borrower	1.6
Epicor Software	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000092115
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	F Class
Trading Symbol	PFFRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	F Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,958	9,945	9,925
2015	9,858	9,988	9,775
2016	9,748	10,164	9,555
2016	10,182	10,299	10,123
2016	10,354	10,539	10,346
2016	10,474	10,205	10,548
2017	10,658	10,308	10,797
2017	10,751	10,462	10,893
2017	10,810	10,591	10,962
2017	10,933	10,533	11,091
2018	11,051	10,360	11,272
2018	11,134	10,423	11,372
2018	11,258	10,480	11,523
2018	11,238	10,391	11,498
2019	11,405	10,689	11,672
2019	11,550	11,090	11,821
2019	11,685	11,546	11,902
2019	11,812	11,513	11,969
2020	11,800	11,937	12,087
2020	11,440	12,134	11,469
2020	11,803	12,293	12,031
2020	12,062	12,351	12,426
2021	12,384	12,102	12,838
2021	12,507	12,085	12,985
2021	12,599	12,283	13,098
2021	12,682	12,209	13,201
2022	12,734	11,782	13,267
2022	12,439	11,091	12,956
2022	12,591	10,868	13,140
2022	12,612	10,641	13,128
2023	13,033	10,637	13,628
2023	13,129	10,854	13,738
2023	13,729	10,738	14,418
2023	14,006	10,767	14,741
2024	14,453	10,991	15,240
2024	14,789	10,995	15,617
2024	15,091	11,522	15,881
2024	15,450	11,507	16,274
2025	15,650	11,629	16,498
2025	15,864	11,596	16,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (F Class)	7.27%	6.76%	4.72%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	5.26

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,738,448,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 23,829,000
InvestmentCompanyPortfolioTurnover	107.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,738,448 Number of Portfolio Holdings318
Holdings [Text Block]
Bank Loans	87.7%
Corporate Bonds	7.9
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Cloud Software Group	2.1
HUB International	2.0
AssuredPartners	1.9
TIH Insurance Holdings	1.8
Asurion	1.7
Ellucian Holdings	1.6
UKG	1.6
Medline Borrower	1.6
Epicor Software	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219332
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	Z Class
Trading Symbol	TRAZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Z Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/10/20	10,000	10,000	10,000
5/31/20	9,954	10,096	9,811
8/31/20	10,276	10,228	10,291
11/30/20	10,519	10,277	10,630
2/28/21	10,819	10,070	10,983
5/31/21	10,956	10,055	11,108
8/31/21	11,056	10,220	11,205
11/30/21	11,136	10,158	11,292
2/28/22	11,212	9,804	11,349
5/31/22	10,958	9,229	11,083
8/31/22	11,111	9,043	11,240
11/30/22	11,160	8,854	11,231
2/28/23	11,552	8,850	11,658
5/31/23	11,629	9,031	11,752
8/31/23	12,181	8,935	12,334
11/30/23	12,460	8,959	12,610
2/29/24	12,865	9,145	13,037
5/31/24	13,187	9,149	13,360
8/31/24	13,479	9,587	13,586
11/30/24	13,823	9,575	13,922
2/28/25	14,025	9,676	14,113
5/31/25	14,241	9,648	14,278

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/10/20
Institutional Floating Rate Fund (Z Class)	7.99%	7.43%	7.00%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.68
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	7.05

Performance Inception Date	Mar. 10, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,738,448,000
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 23,829,000
InvestmentCompanyPortfolioTurnover	107.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,738,448 Number of Portfolio Holdings318
Holdings [Text Block]
Bank Loans	87.7%
Corporate Bonds	7.9
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Applied Systems	2.3%
Cloud Software Group	2.1
HUB International	2.0
AssuredPartners	1.9
TIH Insurance Holdings	1.8
Asurion	1.7
Ellucian Holdings	1.6
UKG	1.6
Medline Borrower	1.6
Epicor Software	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Institutional Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless